SHAREHOLDERS' EQUITY - Common Stock Shares (Details) - $ / shares	Sep. 30, 2022	Jul. 18, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 20, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000				60,800,000
Common shares, par value (in dollars per share)	$ 0.0001				$ 0.0001
Common stock, shares issued (in shares)	82,266,160				60,800,000
Common stock, shares outstanding (in shares)	82,266,160	74,747,218			60,800,000
Class A common stock subject to possible redemption, outstanding (in shares)	85,000
Common Stock [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)					1,000					1,000
Common shares, par value (in dollars per share)					$ 0.01					$ 0.01
Common stock, shares issued (in shares)					1					1
Common stock, shares outstanding (in shares)					1					1	1
Common Class A [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000				1,000
Common shares, par value (in dollars per share)					$ 0.01
Common stock, shares issued (in shares)	82,266,160				1
Common stock, shares outstanding (in shares)	82,266,160				1
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)	82,266,160		60,800,000	60,800,000	60,800,000		60,800,000	60,800,000	60,800,000	60,800,000
Common Class A [Member] | ITHAX ACQUISITION CORP.
Class of Stock [Line Items]
Common shares, par value (in dollars per share)						$ 0.001
Common Class A [Member] | ITHAX ACQUISITION CORP. | Common Stock [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)					100,000,000					100,000,000
Common shares, par value (in dollars per share)					$ 0.001					$ 0.001
Common stock, shares issued (in shares)					675,000					0
Common stock, shares outstanding (in shares)					675,000					0
Class A Common Stock Subject to Redemption | ITHAX ACQUISITION CORP.
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)					24,150,000					0
Class A Common Stock Subject to Redemption | ITHAX ACQUISITION CORP. | Common Stock [Member]
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)					24,150,000
Class A Common Stock Not Subject to Redemption | ITHAX ACQUISITION CORP.
Class of Stock [Line Items]
Common shares, shares authorized (in shares)					100,000,000					100,000,000
Common shares, par value (in dollars per share)					$ 0.001					$ 0.001
Common stock, shares issued (in shares)					675,000					0
Common stock, shares outstanding (in shares)					675,000					0
Common Class B [Member] | ITHAX ACQUISITION CORP.
Class of Stock [Line Items]
Common shares, shares authorized (in shares)					10,000,000					10,000,000
Common shares, par value (in dollars per share)					$ 0.001	$ 0.001				$ 0.001
Common stock, shares issued (in shares)					6,037,500					6,037,500
Common stock, shares outstanding (in shares)					6,037,500					6,037,500
Common Class B [Member] | ITHAX ACQUISITION CORP. | Common Stock [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)					10,000,000					10,000,000
Common shares, par value (in dollars per share)					$ 0.001					$ 0.001
Common stock, shares issued (in shares)					6,037,500					6,037,500
Common stock, shares outstanding (in shares)					6,037,500					6,037,500